Intangible Assets - Schedule of Goodwill Allocation to Group of CGUs (Detail) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Long term growth rate	3.00%
Cash-generating unit [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	€ 562	€ 907
Retail Netherlands [Member] | Cash-generating unit [member]
Disclosure of detailed information about intangible assets [line items]
Method used for recoverable amount	Values in use
Discount rate	8.46%
Long term growth rate	0.00%
Goodwill	€ 30	€ 30
Retail Belgium [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate	9.54%	6.94%
Retail Belgium [member] | Cash-generating unit [member]
Disclosure of detailed information about intangible assets [line items]
Method used for recoverable amount	Values in use
Discount rate	9.54%
Long term growth rate	0.00%
Goodwill	€ 0	€ 50
Retail Germany [member] | Cash-generating unit [member]
Disclosure of detailed information about intangible assets [line items]
Method used for recoverable amount	Values in use
Discount rate	8.43%
Long term growth rate	0.00%
Goodwill	€ 349	349
Retail Growth Markets [member] | Cash-generating unit [member]
Disclosure of detailed information about intangible assets [line items]
Method used for recoverable amount	Values in use
Discount rate	13.59%
Long term growth rate	3.61%
Goodwill	€ 182	€ 209
Wholesale Banking [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate	9.38%	7.29%
Wholesale Banking [member] | Cash-generating unit [member]
Disclosure of detailed information about intangible assets [line items]
Method used for recoverable amount	Values in use
Discount rate	9.38%
Long term growth rate	0.85%
Goodwill	€ 0	€ 268